Fixed assets, net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Fixed assets, net
6.	Fixed assets, net
The following table presents our major categories of fixed assets, net (in thousands):

Table 6.1. Details of Fixed Assets, net
	June 30, 2025	December 31, 2024
Computers & equipment	$5,223	$4,920
Leasehold improvements	20,107	739
Construction in progress	—	16,204
Other	3,913	1,600

Total fixed assets	29,243	23,463
Less: accumulated depreciation and amortization	(5,439)	(4,781)

Total fixed assets, net	$23,804	$18,682

Depreciation expense was $
0.6
million and $
0.5
million for the three months ended June 30, 2025 and 2024, respectively, and $
1.0
million and $
0.9
million for the six months ended June 30, 2025 and 2024, respectively, which is included within
Depreciation and amortization expense
on the unaudited Condensed Consolidated Statements of Operations.

7. Fixed assets, net
The following table presents our major categories of Fixed assets, net (in thousands):
Table 7.1. Details of Fixed assets, net

	December 31,	December 31,
	2024	2023
Computers & equipment	$4,920	$4,543
Leasehold improvements	739	572
Construction in progress	16,204	—
Other	1,600	1,256

Total Fixed assets	23,463	6,371
Less: Accumulated depreciation and amortization	$(4,781)	$(3,752)

Total Fixed assets, net	$18,682	$2,619

Depreciation expense was $
1.9
million, $
1.8
million, and $
1.0
million for the years ended December 31, 2024, 2023, and 2022, respectively, which is included within Depreciation and amortization expense on the Consolidated Statements of Operations.